Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net Income	$ 4,709	$ 7,814
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	643	1,261
Depreciation and amortization	7,670	10,072
Unrealized loss on cryptocurrencies	2,576	0
Non-cash stock compensation	4,866	3,400
Purchase of services in cryptocurrencies	915	1,238
Deferred taxes	(6,628)	(2,997)
Write-off of deferred financing costs	0	3,136
Loss on debt extinguishment	429	0
Cryptocurrency received as payment	(854)	(1,372)
Other	439	754
Change in operating assets and liabilities
Deposits	(308)	(322)
Accounts receivable	(364)	(30)
Cryptocurrencies	(2,730)	(44)
Prepaid expenses and other current assets	(54)	438
Accounts payable	(889)	3,222
Accrued expenses and other current liabilities	26,792	(4,247)
Income taxes payable	(475)	(276)
Other taxes payable	(2,259)	(38)
Tax receivable agreement liability	(331)	1,521
Deferred revenue	322	(277)
Operating leases, net	(491)	(709)
Net cash flows provided by operating activities	33,978	22,544
Cash flows from investing activities:
Acquisition of property and equipment	(5,489)	(10,750)
Proceeds from sale of property and equipment	88	0
Acquisition of cryptocurrency for investment	(8,473)	(620)
Net cash flows used in investing activities	(13,874)	(11,370)
Cash flows from financing activities:
Proceeds from issuance of notes payable	25,252	34,514
Principal payments on notes payable	(20,997)	(4,398)
Payment of debt issuance costs	(313)	(121)
Principal payments on finance lease	(3,433)	(7,635)
Proceeds from finance leases	0	3,382
Proceeds from issuance of common stock, net	35,108	0
Cash paid in connection with Up-C restructuring	(9,331)	0
Purchase of treasury stock	0	(158)
Distributions	(10,102)	(37,160)
Net cash flows provided by (used in) financing activities	16,184	(11,576)
Effect of foreign exchange rate changes on cash and cash equivalents	(128)	115
Net change in cash and cash equivalents	36,160	(287)
Cash and cash equivalents - beginning of period	29,472	29,759
Cash and cash equivalents - end of period	65,632	29,472
Cash paid during the year ended December 31 for:
Interest	10,869	9,926
Income taxes	$ 9,651	$ 4,243